Events After the Reporting Date (Details) - $ / shares			1 Months Ended				6 Months Ended
	Aug. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jun. 30, 2023
Events After the Reporting Date (Details) [Line Items]
Cash per share		$ 25
Ordinary share price (in Shares)				17,070,131			17,070,131
Reserve for treasury shares (in Shares)				54,403,000			54,403,000
Consideration full cash paid, description							With respect to the complaint filed by Murchinson a in the Southern District of New York alleging that the Company and its directors violated New York Civil Rights Law §§ 70-a and 76-a when they initiated the above-referenced litigation in the Southern District of New York: on August 9, 2023, the Company filed a motion to dismiss the complaint in its entirety, arguing, inter alia, that the court lacks jurisdiction to hear the claims and that Murchinson’s complaint fails on the merits. The Company’s motion to dismiss is currently scheduled to be fully briefed in September 2023, and the court will likely issue a decision after that.
Bottom of Range [member]
Events After the Reporting Date (Details) [Line Items]
Percentage of partial tender purchase		31.90%
Restricted stock units vest term				3 years	3 years	3 years
Top of Range [member]
Events After the Reporting Date (Details) [Line Items]
Percentage of partial tender purchase		36.90%
Restricted stock units vest term				4 years	4 years	4 years
Stratasys Ltd [Member]
Events After the Reporting Date (Details) [Line Items]
Ownership percentage		5.60%
Forecast [Member] | Bottom of Range [member]
Events After the Reporting Date (Details) [Line Items]
Restricted stock units vest term	3 years
Forecast [Member] | Top of Range [member]
Events After the Reporting Date (Details) [Line Items]
Restricted stock units vest term	4 years
Non-Adjusting Events After Reporting Period [Member]
Events After the Reporting Date (Details) [Line Items]
Share granted options (in Shares)	115,000
Restricted stock unites share value (in Shares)	325,000
Non-Adjusting Events After Reporting Period [Member] | Bottom of Range [member]
Events After the Reporting Date (Details) [Line Items]
Cash per share			$ 24
Non-Adjusting Events After Reporting Period [Member] | Top of Range [member]
Events After the Reporting Date (Details) [Line Items]
Cash per share			25
Non-Adjusting Events After Reporting Period [Member] | Stratasys Ltd [Member] | Bottom of Range [member]
Events After the Reporting Date (Details) [Line Items]
Cash per share			20.05
Non-Adjusting Events After Reporting Period [Member] | Stratasys Ltd [Member] | Top of Range [member]
Events After the Reporting Date (Details) [Line Items]
Cash per share			$ 24